Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 131,579	$ 4,537
Accounts receivable	17,991	9,440
Inventory	38,660	17,960
Prepaid expenses and other current assets	18,240	3,013
TOTAL CURRENT ASSETS	206,470	34,950
Property, plant and equipment, net	16,083	8,238
Deferred taxes	43,525	227
Other assets	605	481
TOTAL ASSETS	266,683	43,896
CURRENT LIABILITIES
Accounts payable	25,391	15,813
Accrued expenses	2,961	1,948
Distribution payable		1,868
Line of credit	22	10,054
Notes payable to related parties, current portion	66	357
Notes payable, current portion	111	610
Deferred revenue	1,711
Other current liabilities	87	65
TOTAL CURRENT LIABILITIES	30,349	30,715
Notes payable to related parties, net of current portion		443
Notes payable net of current portion	1,990	2,662
TOTAL LIABILITIES	32,339	33,820
COMMITMENTS AND CONTINGENCIES (See Note 19)
REDEEMABLE NONCONTROLLING INTEREST (See Note 4)		6,930
Preferred stock- $0.0001 par value; 10,000,000 shares authorized, none issued and outstanding at December 31, 2020 and 2019
Common stock- $0.0001 par value; 1,000,000,000 shares authorized; 71,551,067 shares issued and outstanding at December 31, 2020, 28,324,038 shares issued and outstanding at December 31, 2019	7	3
Additional paid in capital	170,799	2,314
Accumulated other comprehensive (income) loss	1	(692)
Retained earnings	63,537	1,265
Total equity attributable to Tattooed Chef, Inc.	234,344	2,890
Noncontrolling interest		256
Total equity attributable to noncontrolling interest	234,344	3,146
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND STOCKHOLDERS’ EQUITY	$ 266,683	$ 43,896